INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
			Cost					Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Disposal	Balance at	Balance at	Additions	Deletions	Impairment	Balance at	Net book value
	beginning	during	during	during	end of	beginning	during	during	during	end of	December 31,
	of year	year	year	year	Year	of year	year	year	year	year	2024	2025
			in USD thousands					in USD thousands			in USD thousands
Composition in 2024
Intellectual property	21,342	-	-	3,323	18,019	6,799	-	-	1,010	7,809	10,210
Computer software	982	1	185	-	798	671	73	185	-	559	239
	22,324	1	185	3,323	18,817	7,470	73	185	1,010	8,368	10,449
Composition in 2025
Intellectual property	18,019	6,000	6,700	-	17,319	7,809	-	6,700	-	1,109	10,210	16,210
Computer software	798	2	4	-	796	559	82	3	-	638	239	158
	18,817	6,002	6,704	-	18,115	8,368	82	6,703	-	1,747	10,449	16,368